Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Received services amount	$ 18,819	$ 14,813	$ 14,598
Sapiens Software Solutions (Poland) [Member]
Related Party Transaction [Line Items]
Professional services and fixed assets	165	181	197
Related Party [Member]
Related Party Transaction [Line Items]
Trade payables balances	1,233	2,927
Trade receivables	1,008	1,149
Hardware and Software [Member]
Related Party Transaction [Line Items]
Purchased from affiliated companies	$ 316	$ 109	$ 369